Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 99.5%
Advertising — 0.5%
The Trade Desk, Inc., Class A*	22,346	$1,361,095
Aerospace & Defense — 1.0%
Airbus S.E.	20,268	2,707,147
Auto Manufacturers — 3.7%
Ferrari N.V.	14,948	4,050,011
Rivian Automotive, Inc., Class A*	172,939	2,677,096
Tesla, Inc.*	16,300	3,381,598
		10,108,705
Auto Parts & Equipment — 0.1%
Mobileye Global, Inc., Class A*	3,621	156,681
Beverages — 0.6%
Constellation Brands, Inc., Class A	6,727	1,519,562
Biotechnology — 1.1%
Argenx S.E., ADR*	4,220	1,572,287
Vertex Pharmaceuticals, Inc.*	4,452	1,402,692
		2,974,979
Chemicals — 0.7%
Linde PLC	5,524	1,963,451
Commercial Services — 1.4%
Adyen N.V.*	319	508,304
Cintas Corp.	1,680	777,303
Global Payments, Inc.	6,509	685,007
TransUnion	28,352	1,761,793
		3,732,407
Computers — 9.4%
Accenture PLC, Class A	4,810	1,374,746
Apple, Inc.	144,837	23,883,621
		25,258,367
Cosmetics & Personal Care — 1.4%
The Estee Lauder Cos., Inc., Class A	6,770	1,668,534
The Procter & Gamble Co.	13,400	1,992,446
		3,660,980
Diversified Financial Services — 6.7%
Ant Group Co., Ltd.(1),#	279,408	567,198
Mastercard, Inc., Class A	20,605	7,488,063
The Charles Schwab Corp.	19,000	995,220
Visa, Inc., Class A	40,193	9,061,914
		18,112,395
Healthcare Products — 3.2%
Align Technology, Inc.*	2,317	774,202
Avantor, Inc.*	47,804	1,010,577
Danaher Corp.	3,285	827,951
Insulet Corp.*	1,539	490,879
Intuitive Surgical, Inc.*	14,323	3,659,097
Stryker Corp.	6,174	1,762,492
		8,525,198
	Number of Shares	Value†

Healthcare Services — 5.2%
HCA Healthcare, Inc.	7,382	$1,946,486
Humana, Inc.	6,045	2,934,605
UnitedHealth Group, Inc.	19,671	9,296,318
		14,177,409
Insurance — 0.8%
Chubb Ltd.	10,625	2,063,162
Internet — 18.5%
Alphabet, Inc., Class A*	112,580	11,677,923
Alphabet, Inc., Class C*	42,974	4,469,296
Amazon.com, Inc.*	144,677	14,943,687
Booking Holdings, Inc.*	981	2,602,014
Coupang, Inc., Class A*	85,936	1,374,976
Expedia Group, Inc.*	11,907	1,155,336
Match Group, Inc.*	18,594	713,824
Meta Platforms, Inc., Class A*	20,687	4,384,403
Netflix, Inc.*	8,383	2,896,159
Pinterest, Inc., Class A*	54,645	1,490,169
Sea Ltd., ADR*	14,847	1,285,008
Shopify, Inc., Class A*	15,100	723,894
Spotify Technology S.A.*	16,988	2,269,937
		49,986,626
Leisure Time — 0.2%
Peloton Interactive, Inc., Class A*	49,589	562,339
Lodging — 1.6%
Las Vegas Sands Corp.*	46,805	2,688,947
Wynn Resorts Ltd.*	14,464	1,618,666
		4,307,613
Miscellaneous Manufacturing — 1.6%
Teledyne Technologies, Inc.*	9,655	4,319,261
Pharmaceuticals — 3.6%
AstraZeneca PLC, ADR	10,003	694,308
Eli Lilly & Co.	13,960	4,794,143
McKesson Corp.	3,883	1,382,542
The Cigna Group.	7,568	1,933,851
Zoetis, Inc.	6,236	1,037,920
		9,842,764
Retail — 3.1%
Chipotle Mexican Grill, Inc.*	1,458	2,490,687
Floor & Decor Holdings, Inc., Class A*	11,783	1,157,326
Lululemon Athletica, Inc.*	2,272	827,439
Ross Stores, Inc.	36,167	3,838,404
		8,313,856
Semiconductors — 9.8%
Advanced Micro Devices, Inc.*	52,577	5,153,072
ASML Holding N.V.	8,910	6,065,126
Lam Research Corp.	3,367	1,784,914
Marvell Technology, Inc.	28,160	1,219,328
NVIDIA Corp.	43,840	12,177,437
		26,399,877

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — 23.8%
Activision Blizzard, Inc.	14,012	$1,199,287
Atlassian Corp., Class A*	4,298	735,689
Ceridian HCM Holding, Inc.*	16,311	1,194,291
Dynatrace, Inc.*	7,100	300,330
Fiserv, Inc.*	39,737	4,491,473
Intuit, Inc.	15,643	6,974,119
Magic Leap, Inc., Class A(1),*,#	1,353	25,980
Microsoft Corp.	128,128	36,939,302
Monday.com Ltd.*	2,150	306,913
MongoDB, Inc.*	2,148	500,742
Roper Technologies, Inc.	7,915	3,488,061
Salesforce, Inc.*	19,541	3,903,901
ServiceNow, Inc.*	8,877	4,125,320
Stripe, Inc., Class B(1),*,#	8,608	173,279
		64,358,687
Telecommunications — 0.4%
T-Mobile US, Inc.*	8,400	1,216,656
Transportation — 1.1%
FedEx Corp.	6,214	1,419,837
Old Dominion Freight Line, Inc.	4,352	1,483,336
		2,903,173
TOTAL COMMON STOCKS (Cost $201,182,031)		268,532,390

PREFERRED STOCKS — 1.8%
Auto Manufacturers — 1.1%
Dr. Ing. h.c. F. Porsche AG*	22,595	2,900,052
Waymo LLC, Series A-2, CONV(1),*,#	3,737	176,311
		3,076,363
Electronics — 0.7%
GM Cruise, Class F, CONV(1),*,#	27,200	552,976
Sartorius AG	2,826	1,191,036
		1,744,012
TOTAL PREFERRED STOCKS (Cost $3,662,066)		4,820,375

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)	188,313	188,313
	Number ofShares	Value†

T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.870%)	70,575	$70,575
TOTAL SHORT-TERM INVESTMENTS (Cost $258,888)		258,888
TOTAL INVESTMENTS — 101.4% (Cost $205,102,985)		$273,611,653
Other Assets & Liabilities — (1.4)%		(3,697,311)
TOTAL NET ASSETS — 100.0%		$269,914,342

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $1,495,744 which represented 0.6% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Ant Group Co., Ltd.	06/07/18	$1,064,929	$567,198
GM Cruise, Class F	05/07/19	496,400	552,976
Magic Leap, Inc., Class A	01/20/16	657,500	25,980
Stripe, Inc., Class B	12/17/19	135,060	173,279
Waymo LLC, Series A-2	05/08/20	320,886	176,311
Total		$2,674,775	$1,495,744
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2023††
United States	89%
Netherlands	3
Germany	2
Italy	1
France	1
Sweden	1
Switzerland	1
Other	2
Total	100%
††	% of total investments as of March 31, 2023.

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